Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions

	Three Months Ended		Nine Months Ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018
	$	$	$	$
Vessel operating expenses - technical management fee (i)	—	(2,800)	—	(8,900)
Strategic and administrative service fees (ii)	(7,437)	(7,875)	(23,179)	(25,204)
Secondment fees (iii)	(21)	(189)	(120)	(548)
LNG service revenues (iv)	(150)	72	1,979	344
Technical management fee revenue (v)	169	3,490	596	9,819
Service revenues (vi)	100	343	317	758

(i)
The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statements of loss. There were no technical management fees paid to a related party for the three and nine months ended September 30, 2019 as the Company elected to receive technical management services for its owned and leased vessels (other than certain former TIL vessels, which are managed by a third party) from its wholly-owned subsidiaries and no longer contracts these services from the Manager.

(ii)
The Manager’s strategic and administrative service fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company’s consolidated statements of loss. The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 13) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

(iii)
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of loss.

(iv)
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The sub-contract ended in April 2019.

(v)
The Company receives reimbursements from Teekay, which subcontracts technical management services from the Manager. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of loss.

(vi)	The Company recorded revenue relating to TTOL's administration of certain RSAs and provision of certain commercial services to participants in the arrangements.